Payables and Other Non-current Liabilities	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Payables and Other Non-current Liabilities
Payables and other non-current liabilities
The composition of “Payables and other non-current liabilities” of the Telefónica Group at December 31, 2019 and December 31, 2018 is as follows:

Millions of euros	12/31/2019	12/31/2018
Payables	1,553	856
Trade payables	86	87
Payables to suppliers of property, plant and equipment	—	9
Payables for spectrum acquisition	1,362	662
Other payables	105	98
Other non-current liabilities	1,375	1,034
Contractual liabilities (Note 23)	851	613
Deferred revenue	336	283
Current tax payables	188	138
Total	2,928	1,890

In June 2019 Telefónica Germany acquired a total of 90 MHz spectrum at a total cost of 1,425 million euros (see Note 6). The Company, like the other auction participants, reached an agreement whereby the auction proceeds will be paid in interest-free, annual instalments until 2030, instead of an upfront one-time payment (see Appendix VI). In December 2019 the first installment was paid, amounting to 87 million euros (see Note 28). The current value of the debt at December 31, 2019 amounted to 1,272 million euros, of which 1,186 million euros have a maturity of more than twelve months.
In addition, "Payables for spectrum acquisition" includes the deferred portion of the payment for acquiring the spectrum use license in Mexico in 2010, for an equivalent of 37 million euros (530 million euros at December 31, 2018, see Notes 2 and 22), and the pending payment portion for spectrum acquisition in Spain in 2018, amounting to 90 million euros (102 million euros at December 31, 2018, see Note 6).

Payments for financed licenses for the years 2019 and 2018 amounted to 146 and 44 million euros, respectively (see Note 28).

“Deferred revenues” include grants amounting to 150 million euros at December 31, 2019 (97 million euros at December 31, 2018), of which 69 million euros relates to the financial effect resulting from the payment in installments without explicit cost in connection with the aforementioned spectrum auction of Telefónica Germany.